Restatement (Details) (USD $)	3 Months Ended						6 Months Ended				8 Months Ended		9 Months Ended	12 Months Ended				20 Months Ended		23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended		38 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Sep. 30, 2013		Sep. 30, 2012		Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2012		Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013		Sep. 30, 2013
ASSETS
Mineral properties	$ 13,690,000		$ 12,190,000	$ 12,190,000		$ 12,190,000	$ 13,690,000		$ 12,190,000				$ 12,190,000	$ 13,690,000		$ 12,091,000		$ 12,091,000		$ 12,190,000	$ 12,190,000	$ 12,190,000	$ 13,690,000		$ 13,690,000
Total noncurrent assets	14,884,000		12,963,000	12,792,000		12,494,000	14,884,000		12,792,000				12,963,000	14,787,000		12,253,000		12,253,000		12,494,000	12,792,000	12,963,000	14,787,000		14,884,000
Total assets	18,097,000		23,750,000	24,758,000		14,194,000	18,097,000		24,758,000				23,750,000	17,007,000		24,407,000		24,407,000		14,194,000	24,758,000	23,750,000	17,007,000		18,097,000
LIABILITIES AND EQUITY
Additional paid-in capital	39,373,000	[1]	29,591,000	(3,416,000)		86,758,000	39,373,000	[1]	(3,416,000)				29,591,000	30,967,000	[1]	91,997,000	[1]	91,997,000	[1]	86,758,000	(3,416,000)	29,591,000	30,967,000	[1]	39,373,000	[1]
Losses accumulated in the exploration stage	(179,641,000)	[1]	(143,535,000)	(109,077,000)		(86,971,000)	(179,641,000)	[1]	(109,077,000)				(143,535,000)	(160,886,000)	[1]	(80,400,000)	[1]	(80,400,000)	[1]	(86,971,000)	(109,077,000)	(143,535,000)	(160,886,000)	[1]	(179,641,000)	[1]
Total shareholders' deficit	(140,264,000)	[1]	(113,944,000)	(112,492,000)		4,765,000	(140,264,000)	[1]	(112,492,000)		(4,762,000)	(4,762,000)	(113,944,000)	(129,918,000)	[1]	18,831,000	[1]	18,831,000	[1]	4,765,000	(112,492,000)	(113,944,000)	(129,918,000)	[1]	(140,264,000)	[1]
Total liabilities, redeemable preferred stock and shareholders' deficit	18,097,000		23,750,000	24,758,000		14,194,000	18,097,000		24,758,000				23,750,000	17,007,000		24,407,000	[1]	24,407,000	[1]	14,194,000	24,758,000	23,750,000	17,007,000		18,097,000
Consolidated Statement of Operations
Exploration	2,859,000		5,646,000	5,802,000		5,568,000	4,071,000		11,370,000				17,016,000	18,575,000		6,002,000		6,648,000		12,216,000	18,018,000	23,664,000	25,223,000		29,294,000
General and administrative				15,247,000					19,507,000
General and administrative	2,261,000		16,419,000	9,628,000		4,260,000	5,766,000		13,888,000				35,926,000	49,090,000		17,206,000		18,693,000		22,953,000	38,199,000	54,618,000	67,783,000		67,583,000
Off-take arrangement fee	(438,000)						(438,000)																		7,313,000
Total expenses	6,432,000		29,816,000	21,049,000		9,828,000	14,450,000		30,877,000				60,693,000	75,416,000		23,208,000		25,341,000		35,169,000	56,217,000	86,033,000	100,757,000		115,207,000
Loss from operations	(6,432,000)		(29,816,000)	(21,049,000)		(9,828,000)	(14,450,000)		(30,877,000)				(60,693,000)	(75,416,000)		(23,208,000)		(25,341,000)		(35,169,000)	(56,217,000)	(86,033,000)	(100,757,000)		(115,207,000)
Net loss	(18,361,000)		(34,457,000)	(22,920,000)		(9,828,000)	(18,755,000)		(32,748,000)		(17,209,000)	(17,209,000)	(67,205,000)	(84,557,000)		(66,957,000)		(84,166,000)		(93,994,000)	(116,914,000)	(151,371,000)	(168,723,000)		(187,478,000)
Net loss attributable to non-controlling interest				813,000		3,257,000			4,070,000				4,069,000	4,071,000		3,391,000		3,767,000		7,024,000	7,837,000	7,837,000	7,837,000		7,837,000
Net loss attributable to Prospect Global Resources Inc.	(18,361,000)		(34,457,000)	(22,107,000)		(6,571,000)	(18,755,000)		(28,678,000)				(63,136,000)	(80,486,000)		(63,566,000)		(80,399,000)		(86,970,000)	(109,077,000)	(143,534,000)	(160,886,000)		(179,641,000)
Loss per share (in dollars per share)	$ (6.77)	[1]	$ (26.80)	$ (20.21)	[1]	$ (8.32)	$ (8.91)	[1]	$ (30.41)	[1]			$ (59.70)	$ (69.68)	[1]	$ (113.51)	[1]	$ (174.42)		$ (172.32)	$ (189.83)	$ (223.89)	$ (224.70)	[1]	$ (153.81)	[1]
Operating activities:
Net loss	(18,361,000)		(34,457,000)	(22,920,000)		(9,828,000)	(18,755,000)		(32,748,000)		(17,209,000)	(17,209,000)	(67,205,000)	(84,557,000)		(66,957,000)		(84,166,000)		(93,994,000)	(116,914,000)	(151,371,000)	(168,723,000)		(187,478,000)
Services paid for with securities							538,000		455,000				4,547,000	4,653,000		2,064,000						6,928,000	7,033,000		7,572,000
Stock-based compensation							1,586,000		5,063,000				15,599,000	16,871,000		9,717,000					20,400,000	25,317,000	26,589,000		22,208,000
Share based compensation and warrant expense									10,682,000
Accounts payable and accrued liabilities							(1,964,000)		4,759,000																5,404,000
Net cash used in operating activities						(5,769,000)	(10,222,000)		(14,706,000)				(28,091,000)	(34,823,000)		(11,349,000)		(12,618,000)		(17,887,000)	(27,323,000)	(40,708,000)	(47,443,000)		(57,665,000)
Investing activities:
Mineral properties						(98,000)			(98,000)				(98,000)	(1,599,000)		(1,043,000)		(1,091,000)		(1,189,000)	(1,189,000)	(1,190,000)	(2,690,000)		(2,690,000)
Net cash used in investing activities						(5,247,000)	(395,000)		(494,000)				(740,000)	(2,618,000)		(1,124,000)		(1,180,000)		(6,928,000)	(1,674,000)	(1,921,000)	(3,796,000)		(4,191,000)
As Reported
ASSETS
Mineral properties	45,140,000		35,991,000	29,036,000		20,067,000	45,140,000		29,036,000				35,991,000	39,994,000		13,468,000		13,468,000		20,067,000	29,036,000	35,991,000	39,994,000		45,140,000
Deferred fees	7,313,000						7,313,000																		7,313,000
Total noncurrent assets	53,647,000		44,517,000	29,638,000		20,371,000	53,647,000		29,638,000				44,517,000	48,842,000		13,630,000		13,630,000		20,371,000	29,638,000	44,517,000	48,842,000		53,647,000
Total assets	56,860,000		55,304,000	41,604,000		22,071,000	56,860,000		41,604,000				55,304,000	51,062,000		25,784,000		25,784,000		22,071,000	41,604,000	55,304,000	51,062,000		56,860,000
LIABILITIES AND EQUITY
Additional paid-in capital	44,119,000		34,265,000	1,275,000		86,719,000	44,119,000		1,275,000				34,265,000	35,641,000		91,957,000		91,957,000		86,719,000	1,275,000	34,265,000	35,641,000		44,119,000
Losses accumulated in the exploration stage	(145,624,000)		(116,727,000)	(96,977,000)		(83,032,000)	(145,624,000)		(96,977,000)				(116,727,000)	(131,577,000)		(79,711,000)		(79,711,000)		(83,032,000)	(96,977,000)	(116,727,000)	(131,577,000)		(145,624,000)
Total shareholders' deficit	(101,501,000)		(82,390,000)	(95,646,000)		12,642,000	(101,501,000)		(95,646,000)				(82,390,000)			20,208,000		20,208,000		12,642,000	(95,646,000)	(82,390,000)			(101,501,000)
Total liabilities, redeemable preferred stock and shareholders' deficit	56,860,000		55,304,000	41,604,000		22,071,000	56,860,000		41,604,000				55,304,000	51,062,000		25,784,000		25,784,000		22,071,000	41,604,000	55,304,000	51,062,000		56,860,000
Consolidated Statement of Operations
Exploration																4,954,000		5,600,000		5,600,000	5,600,000	5,600,000	5,600,000		5,600,000
General and administrative	1,902,000		15,110,000	12,080,000		3,328,000	4,691,000		15,408,000				30,518,000	42,737,000		16,877,000		18,364,000		21,692,000	33,771,000	48,881,000	61,102,000		59,826,000
Total expenses	3,652,000		15,110,000	12,080,000		3,328,000	9,742,000		15,408,000				30,518,000	42,737,000		21,831,000		23,964,000		27,292,000	39,371,000	54,481,000	66,702,000		76,443,000
Loss from operations	(3,652,000)		(15,110,000)	(12,080,000)		(3,328,000)	(9,742,000)		(15,408,000)				(30,518,000)	(42,737,000)		(21,831,000)		(23,964,000)		(27,292,000)	(39,371,000)	(54,481,000)	(66,702,000)		(76,443,000)
Net loss	(15,581,000)		(19,751,000)	(13,951,000)		(3,328,000)	(14,047,000)		(17,279,000)				(37,030,000)	(51,878,000)		(65,580,000)		(82,789,000)		(86,117,000)	(100,068,000)	(119,819,000)	(134,668,000)		(148,715,000)
Net loss attributable to non-controlling interest				6,000		7,000			13,000				12,000	12,000		2,702,000		3,078,000		3,085,000	3,091,000	3,091,000	3,090,000		3,090,000
Net loss attributable to Prospect Global Resources Inc.	(15,581,000)		(19,751,000)	(13,945,000)		(3,321,000)	(14,047,000)		(17,266,000)				(37,018,000)	(51,866,000)		(62,878,000)		(79,711,000)		(83,032,000)	(96,977,000)	(119,728,000)	(131,578,000)		(145,624,000)
Loss per share (in dollars per share)	$ (5.75)		$ (26.49)	$ (0.25)		$ (0.08)	$ (6.69)		$ (0.37)				$ (0.70)	$ (0.90)		$ (2.24)		$ (3.46)		$ (3.29)	$ (3.38)	$ (3.64)	$ (3.67)		$ (124.71)
Operating activities:
Net loss	(15,581,000)		(19,751,000)	(13,951,000)		(3,328,000)	(14,047,000)		(17,279,000)				(37,030,000)	(51,878,000)		(65,580,000)		(82,789,000)		(86,117,000)	(100,068,000)	(119,819,000)	(134,668,000)		(148,715,000)
Services paid for with securities													672,000	776,000								3,052,000	3,156,000		3,695,000
Stock-based compensation							1,103,000						12,649,000	13,794,000							17,946,000	22,367,000	23,512,000		18,648,000
Share based compensation and warrant expense									8,228,000
Deferred fees													(1,938,000)	(2,287,000)								(1,938,000)	(2,288,000)		(2,288,000)
Accounts payable and accrued liabilities							223,000																		861,000
Net cash used in operating activities						(2,079,000)	(3,810,000)		(5,719,000)				(12,650,000)	(17,645,000)		(10,443,000)		(11,712,000)		(13,292,000)	(17,430,000)	(24,363,000)	(29,360,000)		(33,170,000)
Investing activities:
Mineral properties						(3,788,000)	(6,412,000)		(9,085,000)				(15,539,000)	(18,777,000)		(1,949,000)		(1,997,000)		(5,784,000)	(11,082,000)	(17,535,000)	(20,773,000)		(27,185,000)
Net cash used in investing activities						(8,937,000)	(6,807,000)		(9,481,000)				(16,181,000)	(19,796,000)		(2,030,000)		(2,086,000)		(11,523,000)	(11,567,000)	(18,266,000)	(21,879,000)		(28,686,000)
Previously capitalized costs | Adjustment
ASSETS
Mineral properties	31,450,000						31,450,000																		31,450,000
Deferred fees	(7,313,000)						(7,313,000)																		(7,313,000)
Total noncurrent assets	(38,763,000)						(38,763,000)																		(38,763,000)
Total assets	(38,763,000)						(38,763,000)																		(38,763,000)
LIABILITIES AND EQUITY
Additional paid-in capital	(4,746,000)						(4,746,000)																		(4,746,000)
Losses accumulated in the exploration stage	(34,017,000)						(34,017,000)																		(34,017,000)
Total shareholders' deficit	(38,763,000)						(38,763,000)																		(38,763,000)
Total liabilities, redeemable preferred stock and shareholders' deficit	(38,763,000)						(38,763,000)																		(38,763,000)
Consolidated Statement of Operations
Exploration	2,859,000						4,071,000																		23,694,000
General and administrative	359,000						1,075,000																		7,757,000
Off-take arrangement fee	(438,000)						(438,000)																		7,313,000
Total expenses	2,780,000						4,708,000																		38,764,000
Loss from operations	(2,780,000)						(4,708,000)																		(38,764,000)
Net loss	(2,780,000)						(4,708,000)																		(38,763,000)
Net loss attributable to non-controlling interest																									4,747,000
Net loss attributable to Prospect Global Resources Inc.	(2,780,000)						(4,708,000)																		(34,017,000)
Loss per share (in dollars per share)	$ (1.02)						$ (2.22)																		$ (29.10)
Operating activities:
Net loss	(2,780,000)						(4,708,000)																		(38,763,000)
Services paid for with securities																									3,877,000
Stock-based compensation							483,000																		3,560,000
Deferred fees																									2,288,000
Accounts payable and accrued liabilities							(2,187,000)																		4,543,000
Net cash used in operating activities							(6,412,000)																		(24,495,000)
Investing activities:
Mineral properties							6,412,000																		24,495,000
Net cash used in investing activities							$ 6,412,000																		$ 24,495,000

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.